Filed Pursuant to Rule 497(e)
                        Registration File No: 333-67926


       SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") OF
                    ADVANTAGE ADVISERS MULTI-SECTOR FUND I

                          200 Park Avenue, 24th Floor
                           New York, New York 10166
                                (212) 667-4225


Supplement dated October 6, 2004 to the SAI of
Advantage Advisers Multi-Sector Fund I (the "Fund").

1. The following updates and revises certain information regarding the Fund's Trustees and officers provided in the Statement of Additional Information dated April 23, 2004:

         Effective September 10, 2004, Marshall Dornfeld, who had served as President and Chief Executive Officer of the Fund since February 27, 2004 and as Chairman of the Board of Trustees of the Fund since July 26, 2004, resigned from his positions with the Fund.

         In addition, on September 23, 2004, Bryan McKigney was appointed by the Trustees to serve as the President and Chief Executive Officer of the Fund. Mr. McKigney is a Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993-2003) ("CIBC") and the Chase Manhattan Bank N.A. (1981 - 1993). He is the Chairman and a Director of the Asia Tigers Fund and the India Fund.

    Name,      Position(s)    Term of Office
 Address(1)   Held With The    and Length of       Principal Occupation(s)
   and Age         Fund         Time Served         During Past 5 Years
 ---------    -------------   ------------------  -------------------------

 Bryan         President and    One year, since    Since July 2003, Managing
 McKigney      Chief Executive  September 23,      Director and the Chief
 Age 46        Officer          2004               Administrative Officer of
                                                   Oppenheimer Asset Management
                                                   Inc. Prior to that, he held
                                                   the same positions at CIBC.

   ________________
   (1) c/o Oppenheimer Asset Management Inc., 200 Park Avenue, 24th Floor, New York, New York 10166